Offerings	Sep. 04, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common units representing limited partner interests
Fee Rate	0.01476%
Offering Note	(1a) Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. (1b) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fees required in connection with this Registration Statement and will pay any registration fees then due subsequently in advance or on a pay-as-you-go basis. (1c) There is being registered hereunder such indeterminate number or amount of common units representing limited partner interests, preferred units representing limited partner interests and debt securities as may from time to time by issued by the registrant at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred units representing limited partner interests
Fee Rate	0.01476%
Offering Note	See Offering Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities
Fee Rate	0.01476%
Offering Note	See Offering Note 1